Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 27, 2025	Jan. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 16, 2025
IfrsStatementLineItems [Line Items]
Share capital net of issuance costs			$ 107,101,000
Cancellation of treasury shares		155,764,169
Cancellation capital reserve		$ 2,000
Profit retention reserve		$ 1,116,000
Shares held in treasury				$ 1,000
Value of shares held in treasury				1,118,000
Description of approved anticipation of dividends			In 2025, the Board of Directors approved the anticipation of dividends and interest on capital in the total amount of US$ 5,922 (R$32,535 million), equivalent to US$ 0,4595 (R$ 2,5243) per common and preferred shares,
Dividends exceed	$ 50		$ 6,060,000	11,656,000	$ 11,903,000
Dividends distributed rate	10.00%
Dividend payable to non-controlling shareholders			2,095,000
Interest on capital			136,000
Complementary dividend			$ 1,467,000
Shares outstanding			$ 0.1138
Unclaimed dividends			$ 187,000	$ 276,000	$ 337,000
Prescribed dividends			153,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate applicable	15.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Income tax rate applicable	17.50%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares held in treasury				222,760
Dividend Distribution Proposed			118,000
Income tax expense			1,364,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares held in treasury				155,541,409
Dividend [Member]
IfrsStatementLineItems [Line Items]
General shareholders amount			7,507,000			$ 13,076,000
Adjusted net income			4,967,000			1,446,000
Additional dividends			$ 2,539,000			6,006,000
Addition capital remuneration and profit retention reserves						$ 5,624,000